Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between named executive officer Compensation Actually Paid (“CAP”) and certain financial performance of the Company. For further information concerning our compensation philosophy and how we align executive compensation with the Company’s performance, refer to the “Compensation Discussion and Analysis section of this proxy statement.

					Value of Initial Fixed $100 Investment Based on:
Year(1)	Summary Compensation Table Total for CEO(2)	Compensation Actually Paid to CEO(3)(4)	Average Summary Compensation Table Total for Non-CEO NEOs(5)	Average Compensation Actually Paid to Non-CEO NEOs(4)(6)	Total Shareholder Return(7)	Peer Group Total Shareholder Return(7)(8)	Net Income(9) (Millions)	ROIC(10)
2025	$8,106,453	$13,293,562	$2,142,861	$2,940,110	$140	$76	$257	13.7%
2024	$5,335,337	$3,635,475	$2,168,630	$1,773,570	$123	$59	($139)	7.5%
2023	$5,023,957	$5,456,509	$1,961,809	$2,036,585	$130	$64	($206)	7.0%
2022	$5,101,918	$2,935,179	$1,646,198	$822,005	$123	$64	$195	11.7%
2021	$4,600,775	$8,670,303	$2,006,061	$3,431,675	$159	$89	$351	15.2%
__________________________________________
(1)Mr. Masih was our CEO for each of the five fiscal years included in the table. The following officers are included in the Non-CEO NEO group:

Year	Non-CEO NEOs
2025	Tomas Hernanz, Ryan B. Bell, Andrew E. Asch, John Yung, Jonathan C. Clark
2024	Jonathan C. Clark, Ryan B. Bell, Andrew E. Asch, John Yung
2023	Jonathan C. Clark, Ryan B. Bell, Craig A. Buick, Andrew E. Asch, John Yung
2022	Jonathan C. Clark, Ryan B. Bell, Craig A. Buick, Andrew E. Asch, Greg L. Call
2021	Jonathan C. Clark, Ryan B. Bell, Craig A. Buick, Greg L. Call
(2)Reflects compensation amounts reported in the “Total” column of the Summary Compensation Table (“SCT”) for the CEO for the respective years shown.
(3)Amounts reflect the amounts reported in the “Summary Compensation Table Total for CEO” column adjusted as set forth in the table below, as determined in accordance with SEC rules. Amounts do not reflect the actual amount of compensation earned by or paid to our CEO during the year. For information regarding the decisions made by the Compensation Committee in regards to the CEO’s compensation, please see the Compensation Discussion and Analysis section.

2025
SCT Total Compensation	$8,106,453
Less: Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the SCT for the Applicable Fiscal Year	$4,863,999
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$9,074,310
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	$0
Plus: Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	$1,430,738
Plus: Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Applicable Fiscal Year	($453,940)
Less: Fair Value of Stock and Option Awards Granted during a Prior Fiscal Year that were Forfeited during the Applicable Fiscal Year, determined as of the Prior Fiscal Year End	$0
Less: Change in Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT for Applicable Fiscal Year	$0
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	$0
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	$0
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans	$0
Compensation Actually Paid	$13,293,562
(4)Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (1) for RSU awards, closing price of the Company’s common stock on applicable year-end dates or, in the case of vesting dates, the closing price per share on the applicable vesting date(s), (2) for PSU awards (except TSR PSU awards), the same valuation methodology as RSU awards above except year-end and vesting date values are multiplied by the probability of achievement or actual results, as applicable, as of each such date, (3) for TSR PSU awards, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s) and (4) for Stock Options, a Black-Scholes option-pricing model as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair values but using the closing Company stock price on the applicable revaluation date as the current market price as of the revaluation date, and in all cases based on expected term, volatility, dividend rates and risk free rates determined as of the revaluation date. For additional information, see the “Stock-Based Compensation” footnote in the Notes to the Consolidated Financial Statements included in our Annual Report for the year ended December 31, 2025.
(5)Reflects average of the amounts reported in the “Total” column of the SCT for the Non-CEO NEOs for the respective years shown.
(6)Amounts reflect the amounts reported in the “Average Summary Compensation Table Total for Non-CEO NEOs” column adjusted as set forth in the table below, as determined in accordance with SEC rules. Amounts do not reflect the actual amount of compensation earned by or paid to our Non-CEO NEOs during the applicable year. For information regarding the decisions made by the Compensation Committee in regards to the Non-CEO NEOs compensation for each fiscal year, please see the Compensation Discussion and Analysis sections of the proxy statements reporting pay for the fiscal years covered.

2025
SCT Total Compensation	$2,142,861
Less: Amounts Reported under the “Stock Awards” and “Option Award” Columns in SCT for the Applicable Fiscal Year	$714,620
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$1,305,284
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	$0
Plus: Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	$314,240
Plus: Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year	($107,656)
Less: Fair Value of Stock and Option Awards Granted during a Prior Fiscal Year that were Forfeited during the Applicable Fiscal Year, determined as of the Prior Fiscal Year End	0
Less: Change in Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT for Applicable Fiscal Year	0
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	0
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	0
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans	$0
Compensation Actually Paid	$2,940,110

Company Selected Measure Name	ROIC
Named Executive Officers, Footnote	Tomas Hernanz, Ryan B. Bell, Andrew E. Asch, John Yung, Jonathan C. Clark	Jonathan C. Clark, Ryan B. Bell, Andrew E. Asch, John Yung	Jonathan C. Clark, Ryan B. Bell, Craig A. Buick, Andrew E. Asch, John Yung	Jonathan C. Clark, Ryan B. Bell, Craig A. Buick, Andrew E. Asch, Greg L. Call	Jonathan C. Clark, Ryan B. Bell, Craig A. Buick, Greg L. Call
Peer Group Issuers, Footnote	B2 Impact (formerly B2Holding), Hoist Finance, Intrum, Kruk and PRA Group, Inc	B2 Impact (formerly B2Holding), Hoist Finance, Intrum, Kruk and PRA Group, Inc	B2 Impact (formerly B2Holding), Hoist Finance, Intrum, Kruk and PRA Group, Inc	B2 Impact (formerly B2Holding), Hoist Finance, Intrum, Kruk and PRA Group, Inc	B2 Impact (formerly B2Holding), Hoist Finance, Intrum, Kruk and PRA Group, Inc
PEO Total Compensation Amount	$ 8,106,453	$ 5,335,337	$ 5,023,957	$ 5,101,918	$ 4,600,775
PEO Actually Paid Compensation Amount	$ 13,293,562	3,635,475	5,456,509	2,935,179	8,670,303
Adjustment To PEO Compensation, Footnote	Amounts reflect the amounts reported in the “Summary Compensation Table Total for CEO” column adjusted as set forth in the table below, as determined in accordance with SEC rules. Amounts do not reflect the actual amount of compensation earned by or paid to our CEO during the year. For information regarding the decisions made by the Compensation Committee in regards to the CEO’s compensation, please see the Compensation Discussion and Analysis section.

2025
SCT Total Compensation	$8,106,453
Less: Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the SCT for the Applicable Fiscal Year	$4,863,999
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$9,074,310
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	$0
Plus: Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	$1,430,738
Plus: Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Applicable Fiscal Year	($453,940)
Less: Fair Value of Stock and Option Awards Granted during a Prior Fiscal Year that were Forfeited during the Applicable Fiscal Year, determined as of the Prior Fiscal Year End	$0
Less: Change in Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT for Applicable Fiscal Year	$0
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	$0
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	$0
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans	$0
Compensation Actually Paid	$13,293,562

Non-PEO NEO Average Total Compensation Amount	$ 2,142,861	2,168,630	1,961,809	1,646,198	2,006,061
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,940,110	1,773,570	2,036,585	822,005	3,431,675
Adjustment to Non-PEO NEO Compensation Footnote	Amounts reflect the amounts reported in the “Average Summary Compensation Table Total for Non-CEO NEOs” column adjusted as set forth in the table below, as determined in accordance with SEC rules. Amounts do not reflect the actual amount of compensation earned by or paid to our Non-CEO NEOs during the applicable year. For information regarding the decisions made by the Compensation Committee in regards to the Non-CEO NEOs compensation for each fiscal year, please see the Compensation Discussion and Analysis sections of the proxy statements reporting pay for the fiscal years covered.

2025
SCT Total Compensation	$2,142,861
Less: Amounts Reported under the “Stock Awards” and “Option Award” Columns in SCT for the Applicable Fiscal Year	$714,620
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$1,305,284
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	$0
Plus: Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	$314,240
Plus: Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year	($107,656)
Less: Fair Value of Stock and Option Awards Granted during a Prior Fiscal Year that were Forfeited during the Applicable Fiscal Year, determined as of the Prior Fiscal Year End	0
Less: Change in Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT for Applicable Fiscal Year	0
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	0
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	0
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans	$0
Compensation Actually Paid	$2,940,110

Equity Valuation Assumption Difference, Footnote	Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (1) for RSU awards, closing price of the Company’s common stock on applicable year-end dates or, in the case of vesting dates, the closing price per share on the applicable vesting date(s), (2) for PSU awards (except TSR PSU awards), the same valuation methodology as RSU awards above except year-end and vesting date values are multiplied by the probability of achievement or actual results, as applicable, as of each such date, (3) for TSR PSU awards, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s) and (4) for Stock Options, a Black-Scholes option-pricing model as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair values but using the closing Company stock price on the applicable revaluation date as the current market price as of the revaluation date, and in all cases based on expected term, volatility, dividend rates and risk free rates determined as of the revaluation date. For additional information, see the “Stock-Based Compensation” footnote in the Notes to the Consolidated Financial Statements included in our Annual Report for the year ended December 31, 2025.
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table
The table below lists what we consider to be the most important financial performance measures used to link CAP to NEOs for the year ended December 31, 2025, to company performance. See the Compensation Discussion and Analysis section of this proxy statement for more information regarding the use of these performance metrics in our executive compensation program.

Performance Measures
ROIC
Relative Total Shareholder Return
Adjusted EBITDA

Total Shareholder Return Amount	$ 140	123	130	123	159
Peer Group Total Shareholder Return Amount	76	59	64	64	89
Net Income (Loss)	$ 257,000,000	$ (139,000,000)	$ (206,000,000)	$ 195,000,000	$ 351,000,000
Company Selected Measure Amount	0.137	0.075	0.070	0.117	0.152
PEO Name	Mr. Masih	Mr. Masih	Mr. Masih	Mr. Masih	Mr. Masih
Measure:: 1
Pay vs Performance Disclosure
Name	ROIC
Measure:: 2
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA
PEO | Grant Date Fair Value of Stock Awards Granted for the Applicable Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,863,999)
PEO | Change in Fair Value of Unvested Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, Determined as of Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,074,310
PEO | Change In Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,430,738
PEO | Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Applicable Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(453,940)
PEO | Fair Value of Stock and Option Awards Granted during a Prior Fiscal Year that were Forfeited during the Applicable Fiscal Year, determined as of the Prior Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Actuarial Present Values for Applicable Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Incremental Fair Value of Options/SARs Modified during Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Grant Date Fair Value of Stock Awards Granted for the Applicable Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(714,620)
Non-PEO NEO | Change in Fair Value of Unvested Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, Determined as of Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,305,284
Non-PEO NEO | Change In Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	314,240
Non-PEO NEO | Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Applicable Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(107,656)
Non-PEO NEO | Fair Value of Stock and Option Awards Granted during a Prior Fiscal Year that were Forfeited during the Applicable Fiscal Year, determined as of the Prior Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Actuarial Present Values for Applicable Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Incremental Fair Value of Options/SARs Modified during Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0